Condensed consolidating financial statements Cash flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	$ 211,393	$ 137,941	$ 39,275
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(181,718)	(139,889)	(509,857)
Investment in unconsolidated subsidiary	(112,241)	0	0
Payments to Acquire Equity Method Investments, Net	48,013
Capital expenditures for property and equipment	(60,263)	(49,685)	(41,163)
Long-term loans and advances to affiliates	0	0	0
Other	964	5,051	906
Net cash provided by (used in) investing activities	(289,030)	(184,523)	(550,114)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	181,718	139,889	509,857
Borrowings under Credit Facility	223,235	63,397	10,490
Issuance of Senior Notes	403,250	0
Repayment of long-term debt	(715,131)	(454,019)	(61,973)
Long-term loans and advances to affiliates	0	0	0
Deferred financing costs	(12,003)	(15)	(5,935)
Proceeds of IPO, net of offering costs	0	256,381	0
Proceeds from concurrent private placement	0	50,000	0
Payment of contingent consideration accrued at acquisition	(11,435)	(11,100)	0
Proceeds from stock issuance	5,458	14,432	57,046
Other	7,420	6,802	(5,272)
Net cash provided by (used in) financing activities	77,054	65,782	510,148
Effect of exchange rate changes on cash	(898)	1,315	891
Net increase (decrease) in cash and cash equivalents	(1,481)	20,515	200
Cash and cash equivalents
Beginning of period	41,063	20,548	20,348
End of period	39,582	41,063	20,548
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	0	0	0
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0
Capital expenditures for property and equipment	0	0	0
Long-term loans and advances to affiliates	175,249	69,701	507,705
Other	0	0	(3,550)
Net cash provided by (used in) investing activities	175,249	69,701	504,155
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0	0	0
Borrowings under Credit Facility	0	0	0
Issuance of Senior Notes	0
Repayment of long-term debt	0	0	0
Long-term loans and advances to affiliates	(175,249)	(69,701)	(507,705)
Deferred financing costs	0
Proceeds of IPO, net of offering costs		0
Proceeds from concurrent private placement		0
Payment of contingent consideration accrued at acquisition	0	0
Proceeds from stock issuance		0	0
Other	0	0	3,550
Net cash provided by (used in) financing activities	(175,249)	(69,701)	(504,155)
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents
Beginning of period	0	0	0
End of period	0	0	0
FET, Inc. Parent [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	(3,683)	(6,078)	(424)
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	0	0	0
Investment in unconsolidated subsidiary	0
Capital expenditures for property and equipment	0	0	0
Long-term loans and advances to affiliates	(77,933)	(69,701)	(507,705)
Other	0	0	0
Net cash provided by (used in) investing activities	(77,933)	(69,701)	(507,705)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	0	0	0
Borrowings under Credit Facility	402,748	203,155	519,045
Issuance of Senior Notes	403,250
Repayment of long-term debt	(713,521)	(448,118)	(61,973)
Long-term loans and advances to affiliates	0	0	0
Deferred financing costs	(12,003)
Proceeds of IPO, net of offering costs		256,381
Proceeds from concurrent private placement		50,000
Payment of contingent consideration accrued at acquisition	0	0
Proceeds from stock issuance		14,432	57,046
Other	1,142	(71)	(5,989)
Net cash provided by (used in) financing activities	81,616	75,779	508,129
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents
Beginning of period	0	0	0
End of period	0	0	0
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	157,198	79,366	37,573
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(54,389)	(139,889)	(430,685)
Investment in unconsolidated subsidiary	(48,013)
Capital expenditures for property and equipment	(48,270)	(36,354)	(28,402)
Long-term loans and advances to affiliates	(97,316)	0	0
Other	392	2,296	3,537
Net cash provided by (used in) investing activities	(247,596)	(173,947)	(455,550)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	54,389	139,889	430,685
Borrowings under Credit Facility	(52,184)	(139,758)	(429,659)
Issuance of Senior Notes	0
Repayment of long-term debt	(1,639)	(5,655)	0
Long-term loans and advances to affiliates	86,897	110,111	416,034
Deferred financing costs	0
Proceeds of IPO, net of offering costs		0
Proceeds from concurrent private placement		0
Payment of contingent consideration accrued at acquisition	(11,435)	(11,100)
Proceeds from stock issuance		0	0
Other	6,278	6,873	717
Net cash provided by (used in) financing activities	82,306	100,360	417,777
Effect of exchange rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	(8,092)	5,779	(200)
Cash and cash equivalents
Beginning of period	8,092	2,313	2,513
End of period	0	8,092	2,313
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from (used in) operating activities	57,878	64,653	2,126
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	(127,329)	0	(79,172)
Investment in unconsolidated subsidiary	0
Capital expenditures for property and equipment	(11,993)	(13,331)	(12,761)
Long-term loans and advances to affiliates	0	0	0
Other	572	2,755	919
Net cash provided by (used in) investing activities	(138,750)	(10,576)	(91,014)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	127,329	0	79,172
Borrowings under Credit Facility	(127,329)	0	(78,896)
Issuance of Senior Notes	0
Repayment of long-term debt	29	(246)	0
Long-term loans and advances to affiliates	88,352	(40,410)	91,671
Deferred financing costs	0
Proceeds of IPO, net of offering costs		0
Proceeds from concurrent private placement		0
Payment of contingent consideration accrued at acquisition	0	0
Proceeds from stock issuance		0	0
Other	0	0	(3,550)
Net cash provided by (used in) financing activities	88,381	(40,656)	88,397
Effect of exchange rate changes on cash	(898)	1,315	891
Net increase (decrease) in cash and cash equivalents	6,611	14,736	400
Cash and cash equivalents
Beginning of period	32,971	18,235	17,835
End of period	$ 39,582	$ 32,971	$ 18,235